Investments in Associates (Details) - Schedule of the valuation of the investment properties owned by the associates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in Associates (Details) - Schedule of the valuation of the investment properties owned by the associates [Line Items]
Sensitivity of fair value of financial assets %	20.00%	20.00%	20.00%
Impact on consolidated statement of income for the increase in price per square meter [Member]
Investments in Associates (Details) - Schedule of the valuation of the investment properties owned by the associates [Line Items]
Impact on consolidated statement of income for the increase in price per square meter	$ 1,511	$ 1,773	$ 7,269
Impact on consolidated statement of income for the decrease in price per square meter [Member]
Investments in Associates (Details) - Schedule of the valuation of the investment properties owned by the associates [Line Items]
Impact on consolidated statement of income for the decrease in price per square meter	$ (1,511)	$ (1,773)	$ (7,269)